Business Combinations (Details) - USD ($) $ in Thousands	Nov. 09, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Cash consideration	$ 145,416
Cash and cash equivalents	5,384
Trade accounts receivable, net	885
Prepaid expenses	138
Operating lease right-of-use assets	1,306
Property and equipment, net	78
Other current assets, net	60
Accounts payable	(419)
Other accrued expenses	(310)
Deferred income taxes	(7,854)
Operating lease obligation	(1,415)
Total identifiable net assets	30,093
Goodwill, Total	115,323	$ 4,257,336	$ 4,142,013	$ 4,142,013
Client relationships
Business Acquisition [Line Items]
Intangible assets, net	24,460
Technology
Business Acquisition [Line Items]
Intangible assets, net	6,350
Trade Names
Business Acquisition [Line Items]
Intangible assets, net	$ 1,430
HST
Business Acquisition [Line Items]
Transaction costs		$ 900
Voting interest acquired (in percent)	100.00%